Average Annual Total Returns		12 Months Ended	17 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024 [1]
Wedbush LAFFER|TENGLER New Era Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.14%	18.94%
Performance Inception Date	Aug. 08, 2023
Wedbush LAFFER|TENGLER New Era Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.77%	18.58%
Wedbush LAFFER|TENGLER New Era Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.92%	14.76%
S&P 500 Total Return Index (Primary Index)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	20.80%
Russell 1000 Value Index (Secondary Index)
Prospectus [Line Items]
Average Annual Return, Percent		16.15%	14.05%

[1]	Fund commenced operations on August 8, 2023.